PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS, Condensed Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed statements of comprehensive loss [Abstract]
Net loss	$ (1,462,799)	$ (961,241)	$ (560,485)
Foreign currency translation adjustments [Abstract]
Translation gain (loss)	3,230	(13,858)	1,973
Reclassification adjustment for net translation adjustments realized in net income	0	0	144
Net change	3,230	(13,858)	2,117
Available-for-sale investments:
Change in unrealized gain (loss)	(12,869)	18,269	0
Net change	(12,869)	18,269	0
Total comprehensive loss attributable to Sea Limited's ordinary shareholders	(1,472,549)	(956,743)	(558,371)
Parent Company [Member]
Condensed statements of comprehensive loss [Abstract]
Net loss	(1,462,799)	(961,241)	(560,485)
Foreign currency translation adjustments [Abstract]
Translation gain (loss)	3,119	(13,771)	1,970
Reclassification adjustment for net translation adjustments realized in net income	0	0	144
Net change	3,119	(13,771)	2,114
Available-for-sale investments:
Change in unrealized gain (loss)	(12,869)	18,269	0
Net change	(12,869)	18,269	0
Total comprehensive loss attributable to Sea Limited's ordinary shareholders	$ (1,472,549)	$ (956,743)	$ (558,371)